Equity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Equity
24.	Equity

Share capital

As at 31 December 2017, share capital represents 2,200,000,000 (31 December 2016: 2,200,000,000) authorized, issued and fully paid shares with a par value of TL 1 each. In this respect, share capital presented in the consolidated financial statements refers to nominal amount of registered share capital.

Every holder of shares are entitled to receive dividends as declared and approved and is entitled to one vote at a meeting in person or by proxy.

Companies with their shareholding percentage are as follows:

	31 December 2017		31 December 2016
	(%)	TL	(%)	TL
Turkcell Holding A.Ş. (“Turkcell Holding”)	51,00	1.122.000	51,00	1.122.000
Public Share	48,95	1.077.004	48,95	1.077.004
Other	0,05	996	0,05	996

Total	100,00	2.200.000	100,00	2.200.000
Inflation adjustment to share capital		(52.352)		(52.352)

Inflation adjusted capital		2.147.648		2.147.648

As at 31 December 2017, total number of shares pledged as security is 995,509 (2016: 995,509).

Legal reserves

The legal reserves consist of first and second reserves, appropriated in accordance with the Turkish Commercial Code (“TCC”). The TCC stipulates that the first legal reserve is appropriated out of statutory profits at the rate of 5% per annum, until the total reserve reaches 20% of a company’s paid-in share capital. The second legal reserve is appropriated at the rate of 10% per annum of all cash dividends in excess of 5% of the paid-in share capital. Under the TCC, the legal reserves can only be used to offset losses and are not available for any other usage unless they exceed 50% of paid-in share capital.

Treasury shares

During 2016, the Company purchased 6,815,563 of its shares on-market with prices ranging from full TL 8.92 to full TL 9.99. The buy-back was approved by the Board of Directors on 27 July 2016. Total cost of TL 65,607 was deducted from equity.

Dividends

Turkcell:

On 23 March 2016, the Company’s Board of Directors has recommended payment of a dividend amounting to TL 1,200,000 (equivalent to USD 340,987 as of 31 December 2016) out of profits for the year ended 31 December 2015 This represents a gross cash dividend of full TL 0.5454545 (net TL 0.4636364) (equivalent to full USD 0.15 and USD 0.13, respectively as of 31 December 2016) per share. The proposed dividend was discussed and rejected by the shareholders at the Ordinary General Assembly Meeting dated 29 March 2016.

On 25 May 2017, the Company’s General Assembly has approved payment of a dividend amounting to TL 3,000,000 (equivalent to USD 841,633 as of 25 May 2017, the date of the Ordinary General Assembly Meeting) out of profits for the period from 1 January 2010 to 31 December 2016. This represents a gross cash dividend of full TL 1.3636364 (equivalent to full USD 0.3825604 as of 25 May 2017, the date of the Ordinary General Assembly Meeting) per share. The Company paid TL 3,000,000 in total including withholding taxes in three instalments on 15 June, 15 September and 15 December 2017 to the shareholders.

Inteltek:

According to the resolution of the General Assembly Meeting of Inteltek dated 31 March 2017, the shareholders decided to pay a dividend amounting to TL 63,528 out of profits for the year ended 31 December 2016 (remaining amount after deducting interim dividends for the six-month period ended 30 June 2016 amounting to TL 20,455) and a dividend out legal reserves amounting to TL 11,585. The aggregate amount of dividends were paid as of 31 December 2017. According to the the resolution of General Assembly Meeting of Inteltek dated 25 December 2017, shareholders decided to pay dividend amounting to TL 28,402 for the first 9 months of 2017 profit. The related dividend payment was made in January 2018.

Azerinteltek:

According to the four different resolution of the General Assembly Meeting of Azerinteltek within 2017, shareholders decided to pay dividend amounting to 13,131 AZN (31 December 2017: 27,838 TL) from the profit realized for the last quarter of 2016, first, second and third quarter of 2017.The related dividend payment was made in 2017.

According to resolution of the General Assembly Meeting of Azerinteltek , in January 2018, Board of Directors has been decided to pay dividend amounting 5.288 AZN (31 December 2017: 11.620 TL) from the profit realized for the last quarter of 2017. The related dividends were made in 2018.